Financial Liabilities: Interest-bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Financial Liabilities: Interest-bearing Loans and Borrowings	Note 25
Financial Liabilities: Interest-bearing Loans and Borrowings

As of 31 December 2025				Committed (EUR millions)			Related derivatives contracts
EUR Millions	Interest rate	Maturity	Covenants	Utilised	Accumulated repayments	Unutilised	Average IRS rate	IRS nominal (EUR millions)
Secured
Green Corporate Facility (RCF + term loan)	3 months EURIBOR + 2% - 2.75%	2032	Yes - refer to page 203	283	(87)	148	2.7%	247
Green Corporate Facility - Guarantee	0.8% - 1.2%	2026	Yes - refer to page 203	157	—	43
Total Green Corporate Facility				440	(87)	191
P-Class Facility¹	3 months EURIBOR + 1.6%	2037	Yes - refer to page 203	421	(35)	—	3.0%	105.1
A-Class Facility I & II	3 months EURIBOR + 1.6%	2037	Yes - refer to page 203	262	(5)	263
Wind Keeper Facility	3 months EURIBOR + 2.1%	2030	Yes - refer to page 203	125	—	—
M-Class Facility I & II	3 months EURIBOR + 2.5%	2037	Yes - refer to page 203	420	(13)	—
Unsecured
HoldCo Facility	3 months EURIBOR + 4%	2028	Yes - refer to page 203	125	—	—
HoldCo Facility II	3 months EURIBOR + 4%	2030	Yes - refer to page 203	60	—	—
Unsecured guarantee facility			Yes - refer to page 203	96	—	7
Total (excluding Guarantee facility)				1,696²	(140)	411

[1] For the P-class Facility, up to EUR 425 million, EUR 214million was available for Wind Peak of which EUR 421 million has been utilised and the remaining EUR 4 million lapsed.
[2] The difference between EUR 1,696 million and the carrying amount of EUR 1,611 million is mainly related to interest and fees.

Note 25
Financial Liabilities: Interest-bearing Loans and Borrowings
Continued from previous page
Company Financing
Green Corporate Facility (formerly referred to as “New
debt Facility”)
In December 2023, Cadeler announced the signing of a EUR
550 million Senior Secured Green Facilities, the “Green Corporate
Facility”, with a group of banks led by DNB and supported by
Rabobank, Credit Agricole, Danske Bank, Oversea-Chinese Banking
Corporation (“OCBC”), Standard Chartered Bank and Société
Générale.
The main objective of the Green Corporate Facility is to refinance and fund upgrades to existing vessels, as well as to provide funding for general corporate and working capital purposes.
The Green Corporate Facility comprises two RCFs amounting to EUR
350 million, a EUR 100 million term loan guaranteed by The Danish
Export and Investment Fund of Denmark (EIFO) and a EUR
200 million uncommitted Guarantee facility.
Holdco Facility
In November 2023, Cadeler entered into a bilateral unsecured
Green Loan Facility with HSBC of EUR 80 million, which was upsized to EUR 125 million during 2024. The main purpose of the facility has been to pre-finance the construction of the P-class and A-class newbuild vessels in addition to the upgrade of the existing O-class vessels.
In November 2025, Cadeler entered into a second unsecured Green
Loan Facility with HSBC and Clifford Capital of EUR 60 million with a non-committed accordion option of up to EUR 80 million.
As of 31 December 2025, both unsecured facilities are fully utilised.
Project Financing
P-class Facility
In December 2023, Cadeler announced the signing of a Sinosure-
backed Senior Secured Green Term Loan Facility of up to
EUR425 million. The purpose of the P-class Facility is to finance
Cadeler’s two newbuild vessels, Wind Peak and Wind Pace, which were delivered on August 2024 and March 2025, respectively.
M-class Facility I & II
In August 2024, Cadeler successfully refinanced the USD 436 million
Senior Secured Green Term Loan Facility (M-class Facility) to two individual M-class facilities (M-class Facility I and M-class Facility II).
Both facilities are backed by Danmarks Eksport og Investeringsfond
(EIFO) and Export Finance Norway (Eksfin), and provide an
aggregate of up to EUR420 million in post-delivery financing. The two newbuild vessels, Wind Maker and Wind Mover, were delivered on January 2025 and November 2025, respectively.
A-class Facility
In March 2025, Cadeler entered into a EUR 525m Green Term Loan
Pre-Delivery and Post-Delivery Facility secured by Sinosure and
Eksfin. The purpose of the facility is to finance Cadeler’s two newbuild vessels, Wind Ally and Wind Ace. Wind Ally has been successful delivered ahead of schedule in September 2025 and
Wind Ace is expected to be delivered in Q1 2026.
Keeper Facility
In May 2025, Cadeler entered into a bridge facility of up to EUR
150 million for the acquisition of Wind Keeper. This facility was subsequently refinanced by a EUR 125 million Green Term Loan, which was fully drawn in October 2025.
Note 25
Financial Liabilities: Interest-bearing Loans and Borrowings
Continued from previous page
Covenants
The Group debt facilities include the following covenants:
All debt facilities
•Minimum Free Liquidity: Freely available cash and cash
equivalents of i) the higher of EUR 35 million or 5% of gross interest-bearing debt, where the ratio of forward-looking
contract cash flow to net interest-bearing debt exceeds 50%
or ii) EUR 50 million or an amount equal to 7.5% of gross
interest-bearing debt at all other times.
•Equity Ratio: The ratio of book equity to total assets must at all times be a minimum 35%.
•Working capital: The working capital shall be higher than
zero (0).
•Minimum security value (loan-to-value for individual debt
facilities).
Additional items included in Green Corporate Facility
•If, in any reported quarter, the aggregated loan balance
exceeds 80% of the forward-looking expected cash
revenues from legally binding contracts (the Contracted
Cash Flows), the Borrower shall prepay the excess amount
of the loans within five business days.
Additional items included in Holdco Facility
•The Group is subject to a debt service coverage ratio where cash flow available for debt service (including available
liquidity comprising cash, cash equivalents and undrawn
Green Corporate Facility) at the Parent Company must be at
leaast two times the debt service cash flow relating to the
Holdco Facility (2:1).
Additional items included in M-Class Facility I & II
•The Group is required to maintain a specified number of
employees in Denmark.
All covenants are tested semi-annually, at 30 June and 31 December.
The Group is in compliance with all covenants.
As of the reporting date, M-class Facilities I and II remain unutilised.
Due to the non-utilisation of these facilities, no assessment of compliance with associated covenants has been required to date.
These covenants, once applicable, will require assessment upon utilisation of the facilities and include customary financial and other covenants, including certain change of control provisions, similar to those disclosed for the utilised facilities.
In addition, the Group is in compliance with the following
requirements:
Restriction on dividends: The Company is not permitted to pay any dividends or other distributions without lender’s written consent.
Across the Group’s Debt Facilities, dividends and distributions must not exceed 50% of the consolidated net profit for the respective year and the net interest bearing debt to EBITDA ratio should not be lower than 2.75:1. Furthermore, under the Holdco Facility, the Company is not permitted to make any distributions prior to the delivery of the P-
Class, the first two A-Class and M-Class vessels.
Change of control: If any person or group of persons (other than
Swire Pacific, Scorpio Group or the BW Group) acting in concert directly or indirectly gains control of 25% or more of the voting and/
or ordinary shares of the Borrower, the Agent (acting on the instructions of the majority lenders) may, by written notice of 60 days cancel the total commitments and demand prepayment of all
amounts outstanding under the facilities.
Note 25
Financial Liabilities: Interest-
bearing Loans and Borrowings
Continued from previous page
Accounting policies
Debt to credit institutions etc. is recognised at the time of borrowing at fair value after deduction of directly attributable transaction costs.
Subsequently, the financial liabilities are measured at amortised cost using the "effective interest method", whereby the difference between the proceeds and the nominal value is recognised in the statement of profit and loss under financial expenses over the loan period.
A financial liability is derecognised when the obligation under the liability is discharged, cancelled or expires.
When an existing financial liability is replaced by another from the same lender on substantially different terms, or when the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability.
The difference in the respective carrying amounts of the original and the new financial liability is recognised in the statement of profit and loss.